Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

10. RELATED PARTY TRANSACTIONS

The Company leases a portion of its corporate headquarters at Pacific Oaks Plaza in Escondido, California to entities 100% owned by the Company’s Chairman and Chief Executive Officer. Rental income recorded for the three and nine months ended September 30, 2017 and 2016 totaled $7,000 and $7,000, respectively, and $21,000 and $21,000, respectively.

13. RELATED PARTY TRANSACTIONS

The Company leases a portion of its corporate headquarters at Pacific Oaks Plaza in Escondido, California to an entity 100% owned by the Company’s Chairman and Chief Executive Officer and another related party. Total rents charged and paid by this affiliate was approximately $36,000 and $36,000 for the years ended December 31, 2016 and 2015, respectively.